Contract Assets, Net - Schedule of provision for contract assets and allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Balance at the beginning of the year	¥ 61,856	$ 8,845	¥ 58,790	¥ 35,770
Provisions	3,795	543	3,066	23,020
Balance at the end of the year	¥ 65,651	$ 9,388	¥ 61,856	¥ 58,790